INCOME TAXES (Details 2)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2020 CAD ($)
Non-capital Loss Carry-forwards	$ 6,678,000,000		$ 1,298,000,000
Total		$ 6,678,000	$ 1,298,000